ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Useful Life for Property, Plant and Equipment (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	50 years
Furnitures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years	5 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years	5 years
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years